Related Party Notes Payable (Details) - Schedule of Aggregate Principal Loan - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Note Purchase Agreements [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Accrued interest	$ 134	$ 30
Interest expense	166	30
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments	62
Proceeds
Faraday & Future (HK) Limited[Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal		149,081
Accrued interest		19,657
Interest expense	11,959	17,889
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Leview Mobile (HK) Ltd [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal		66,859
Accrued interest		16,046
Interest expense	5,363	8,023
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Beijing Bairui Culture Media, Co. Ltd [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal		24,399
Accrued interest
Interest expense	4,073	3,476
Unrealized foreign exchange (gain) loss on principal		443
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
CYM Tech Holdings LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	240,543
Accrued interest	64,827
Interest expense	10,134
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
China Evergrande [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	10,000	10,000
Accrued interest	2,839	1,228
Interest expense	1,611	1,228
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds		10,000
Note Purchase Agreements [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	1,650	1,650
Chongqing Leshi Small Loan Co., Ltd [Member] | Two Separate Note Payable Agreements [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	9,196	8,601
Accrued interest	7,646	4,542
Interest expense	2,641	2,201
Unrealized foreign exchange (gain) loss on principal	595
Unrealized foreign exchange (gain) loss on accrued interest	463
Principal payments
Interest payments
Proceeds
SPAC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	766	717
Accrued interest
Interest expense	72	65
Unrealized foreign exchange (gain) loss on principal	49	11
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
joinder Agreement [Member] | Note Purchase Agreements [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	16,462	16,462
Accrued interest	2,501	828
Interest expense	1,674	828
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds		16,462
notes payables [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	737	689
Accrued interest
Interest expense	34	31
Unrealized foreign exchange (gain) loss on principal	48	11
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Notes Payable One [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	5,045	4,719
Accrued interest
Interest expense	310	282
Unrealized foreign exchange (gain) loss on principal	326	77
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Note Payable From Employee [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	1,410
Accrued interest	69
Interest expense	111
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments	42
Proceeds	1,410
notes payable Three [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	4,160	4,160
Accrued interest	313	20
Interest expense	293	20
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds		4,160
Notes Payable Nine [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	6,452
Accrued interest	435
Interest expense	435
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments	1,970
Interest payments
Proceeds	8,422
Notes Payable Two [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding principal	424
Accrued interest
Interest expense
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds	$ 424